ISU-type awards (Details 4)	12 Months Ended
Dec. 31, 2023
Stock compensation plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	Compensation expense recognized in the consolidated statement of operations for share-based and other awards that were granted as deferred compensation is recognized in accordance with the specific terms and conditions of each respective award and is primarily recognized over the future requisite service and vesting period, which is determined by the plan, retirement eligibility of employees and certain other terms. All deferred compensation plans are subject to restrictive covenants, which generally include non-compete and non-solicit provisions. Compensation expense for share-based and other awards that were granted as deferred compensation also includes the current estimated outcome of applicable performance criteria, estimated future forfeitures and mark-to-market adjustments for certain cash awards that are still outstanding. In 2023, deferred compensation was awarded to employees with total compensation for the performance year 2022 greater than or equal to CHF/USD 250,000 or the local currency equivalent or higher. With the alignment of compensation to UBS’s compensation policies, the mandatory deferral approach applies to all employees with regulatory-driven deferral requirements or total compensation for the performance year 2023 greater than CHF/USD 300,000. Certain regulated employees, such as senior management functions (SMFs) and material risk takers (MRTs), are subject to additional requirements (e.g., more stringent deferral requirements and additional blocking periods). In addition, SMFs and MRTs receive 50% of their cash portion in the form of immediately vested shares, which are blocked for 12 months after grant.